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                           FOUNDED 1866

                                March 29, 2006


VIA EDGAR
Securities and Exchange Commission
Office of Rulemaking, Division of
                Corporation Finance
100 F Street, NE
Washington, DC 20549
Attention:  Mr. Max A. Webb

                  Re:      IndyMac MBS, Inc.
                           Registration Statement on Form S-3
                           Amendment No. 1
                           Filed February 24, 2006
                           File No. 333-132042
                           ----------------------------------------

Dear Mr. Webb:

      On behalf of IndyMac MBS, Inc., we transmit for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 to the Registration Statement on Form S-3, Registration No. 333-132042. Changes were made to the base prospectus and forms of prospectus supplement filed on February 24, 2006 as part of the Registration Statement on Form S-3. We respond below to the Staff's comments contained in your letter of March 20, 2006. For your convenience, each paragraph is numbered to correspond with the comment to which it responds.


Registration Statement on Form S-3
----------------------------------

General
-------

COMMENT:

      1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.


      Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships
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RESPONSE:

      We confirm on behalf of the registrant that to the extent the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor (as defined in Item 1101 of Regulation AB (17 CFB 229.1101)) is or was at any time during the twelve calendar months preceding the filing of the registration statement subject to the requirements of Section 12 of 15(d) of the Exchange Act (15 U.S.C. 78l or 78o(d)) with respect to a class of asset-backed securities involving the same asset class, the depositor and each such issuing entity have filed all material required to be filed regarding the related asset-backed securities pursuant to Section 13, 14 or 15(d) of the Exchange Act (15 U.S.C. 78m, 78n or 78o(d)) for such period (or such shorter period that each such entity was required to file such materials). Such material has been filed in a timely manner, except as otherwise permitted under General Instruction I.A.4. of Form S-3. The CIK codes of the affiliate of the registrant that has offered a class of asset-backed securities involving residential mortgage-backed securities is 0001060764 for IndyMac ABS, Inc.


COMMENT:

      2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to
            Item 1100(f) of Regulation AB.

RESPONSE:

      All material terms to be included in the finalized agreements will be disclosed in the final 424(b) prospectus.


COMMENT:

      3. Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

RESPONSE:

      We confirm on behalf of the registrant that the registrant will file unqualified legality and tax opinions at the time of each takedown.


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COMMENT:

      4. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

RESPONSE:

      On behalf of the registrant, we confirm that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.


COMMENT:

      5. Please add a separately captioned section to disclose the affiliations and certain relationships and related transactions of the transaction parties referred to in Item 1119 of Regulation AB.

RESPONSE:

      We have added a separately captioned section in each form of prospectus supplement that discloses the affiliations and certain relationships and related transactions of the transaction parties pursuant to Item 1119 of Regulation AB.


COMMENT:

      6. We note that your base prospectus indicates that the trusts may include private mortgage-backed securities, collateralized mortgage obligations and mortgage-backed securities insured or guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae. However, your prospectus supplement does not contemplate a pool that includes such securities. Please add a bracketed place holder in the prospectus supplement(s) for this information.

RESPONSE:

      We have added a bracketed separately captioned section in each form of prospectus supplement entitled "Agency and Private Mortgage-Backed Securities," appearing after the section entitled "The Mortgage Pool," that indicates that the issuing entity may include private


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mortgage-backed securities, collateralized mortgage obligations and mortgage backed securities insured or guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae and included bracketed text to add disclosure about such assets if they are included in a transaction.


COMMENT:

      7. We suggest explicitly incorporating the Annexes into the text to remove any misunderstanding that they are not part of the prospectus or supplement.

RESPONSE:

      We have moved the content of Annex A to the body of each form of prospectus supplement and have moved the content of Annex I to the base prospectus.


Prospectus Supplement 1
-----------------------

General
-------

COMMENT:

      8.    Please provide a more detailed table of contents.

RESPONSE:

      We have included in each form of prospectus supplement a more detailed table of contents corresponding to the prospectus supplement and the base prospectus.


Summary

COMMENT:

      9. Please summarize the events that can trigger liquidation or amortization of the asset pool or other performance triggers. Refer to Item 1103(a)(3)(vii) of Regulation AB.

RESPONSE:

      In the summary section of the form of Prospectus Supplement 1 under the heading "Certificate or Loan Group Specific Events that Affect Allocations of Principal," we have added disclosure that will summarize potential performance triggers.


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Foreclosure, Delinquency and Loss Experience, page S-32
-------------------------------------------------------

COMMENT:

      10. Please confirm your understanding that you are required to provide delinquency and loss information for all assets underlying securities included in the pool, including assets underlying mortgaged-backed securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac; and any privately issued mortgaged-backed securities.

RESPONSE:

      We confirm our understanding that we are required to provide delinquency and loss information for all assets underlying securities included in the pool, including assets underlying mortgage-backed securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac, and any privately issued mortgaged-backed securities.


The Cap Counterparty, page S-39
-------------------------------

COMMENT:

      11. We note your disclosure in the second full paragraph on page S-32. Please add bracketed language in the prospectus supplement to clarify that you will provide the financial information as outlined in Item 1115(b)(1) and (2) of Regulation AB if the aggregate significance percentage is 10% or more.

RESPONSE:

      We have added bracketed language to each form of prospectus supplement indicating that we will provide the financial information as outlined in Item 1115(b)(1) and (2) of Regulation AB if the aggregate significance percentage of the cap counterparty is 10% or more.


The Certificate Guaranty Insurance Policy, page S-40

COMMENT:

      12. Please add bracketed language in the prospectus supplement to clarify that you will provide the financial information as outlined in Item 1114(b)(1) and (2) of Regulation AB if the aggregate significance percentage is 10% or more.


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RESPONSE:

      We have added bracketed language to each form of prospectus supplement indicating that we will (1) provide the information outlined in Item 1114(b)(1) if the entity providing enhancement or other support described in
Item 1114(a) is liable or contingently liable to provide payments representing 10% or more of the cash flow supporting any offered class of securities and
(2) provide the information outlined in Item 1114(b)(2)(i) if the entity providing enhancement or other support described in Item 1114(a) is liable or contingently liable to provide payments representing 10% or more, but less than 20%, of cash flow supporting any offered class of the securities, and if 20% or more of the cash flow, the information outlined in Item 1114(b)(2)(ii).

Prospectus Supplement 2
-----------------------

Summary
-------

COMMENT:

      13. Please add bracketed language and identify the interest rate cap provider in the summary. Refer to Item 1103(a)(3)(ix) of Regulation AB.

RESPONSE:

      In the forms of prospectus supplement for certificates and notes, the interest rate cap provider is identified in the summary section under the heading "Cap Counterparty" on pages S-4 and S-5, respectively. Additionally, a description of the cap contract appears in the summary section of the forms of prospectus supplement for certificates and notes under the headings "The Yield Maintenance Agreements" and "The Corridor Contracts" on pages S-13 and S-19, respectively.


Base Prospectus
---------------

Cover Page
----------

COMMENT:

      14. Please revise your statement to ensure that it accurately reflects the language under Item 1102(d) of Regulation AB. In this regard, please clarify that the securities represent the obligations of the issuing entity.

RESPONSE:

      The front cover of the base prospectus includes a statement indicating that the securities represent the obligations of the trust fund only and do not represent the obligations of or interest in the sponsor, depositor or any of their affiliates. Please note that the base prospectus refers to the issuing entity as the "trust fund," and each form of prospectus supplement uses the term "issuing entity." The use of these terms is described in the form of prospectus supplement for certificates and notes on page S-37 and S-44, respectively.


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Private Mortgage-Backed Securities, page 31
-------------------------------------------

COMMENT:

      15. We note your disclosure on page 31, that mortgage loans underlying a Private Mortgage-Backed Security will be serviced by a private servicer directly or by one or more subservicers who may be subject to the supervision of the private servicer. If any affiliate will act as subservicer in this transaction, include bracketed language to indicate that you will provide the information required by Item 1108(b) and (c) of Regulation AB for the affiliate as well as for any other affiliates that will participate in the servicing for the pool assets. Also, if applicable, provide the same bracketed language for unaffiliated servicers that will service 20% or more of the pool assets and that unaffiliated servicers servicing 10% or more of the pool assets will be identified. Refer to Item 1108(a) of Regulation AB.

RESPONSE:

      In the forms of prospectus supplement for certificates and notes immediately preceding the heading "The Sponsor" on pages S-36 and S-43, respectively, we have added bracketed language under the section heading "Servicing the Private Mortgage-Backed Securities" indicating that we will provide the information required by Item 1108(b) and (c) of Regulation AB for any affiliate acting as a subservicer as well as for any other affiliates that will participate in the servicing of the pool assets. Also, we have included bracketed language indicating that we will provide the information required by
Item 1108(b) and (c) of Regulation AB for any unaffiliated servicers that will service 20% or more of the pool assets and that unaffiliated servicers servicing 10% or more of the pool assets will be identified.


Mandatory Auctions, page 44
---------------------------

COMMENT:

      16. Please confirm that neither the depositor nor any of its affiliates will have any control over any mandatory auction.

RESPONSE:

      We confirm on behalf of the registrant that neither the depositor nor any of its affiliates will have any control over any mandatory auction.




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Derivative Transactions, page 50
--------------------------------

COMMENT:

      17. It appears that you contemplate linking payments on the securities to changes in the price of securities. Please note that payments on securities based on the value of equity would not meet the definition of an asset-backed security under Regulation AB. Refer to Item 1101(c)(l) of Regulation AB and the discussion of the definition of asset-backed security in Section III.A.2 in SEC Release No. 33-8518. Please delete the referenced sources or provide an analysis to explain how such referenced sources would meet the definition of an asset-backed security under Regulation AB.

RESPONSE:

      We have deleted the section titled "Derivative Transactions" appearing on page 50 of the base prospectus. Disclosure pertaining to cap contracts and currency swaps is located on page 60 under the heading "Financial
Instruments."


Pre-Funding Account, page 68
----------------------------

COMMENT:

      18. Please revise your disclosure to state that the pre-funded amount will not exceed 50% of the proceeds of the offering rather than of the aggregate principal amount. Refer to Section III.A.2.f.ii of the Regulation AB Adopting Release (Release No. 33-8518). Please make the same correction in the prospectus supplements.

RESPONSE:

      We have revised the disclosure in the base prospectus to state that the pre-funded amount will not exceed 50% of the offering proceeds and the prospectus supplements to state that the pre-funded amount will not exceed 25% of the initial class certificate balance, and in no event will exceed 50% of the offering proceeds.


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                                          PAGE 9 NEW YORK






                                   * * * * *


      Please contact me at 212-839-5395 or efine@sidley.com with any questions or comments regarding this matter. Thank you for your time and attention.

                                            Sincerely,



                                            /s/ Edward J. Fine
                                            ------------------
                                            Edward J. Fine